ORGANIZATION AND DESCRIPTION OF THE BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF THE BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF THE BUSINESS

Basis of Presentation and Organization

Soul Biotechnology Corporation, f/k/a Adorbs Inc. (“Soul” or the “Company”) is a Nevada corporation. Adorbs was formerly a developmental stage corporation formed to provide organic children’s clothing designed to be cute, comfortable, and trendy. The Company was incorporated under the laws of the State of Nevada on October 18, 2017. On that date, the Company was authorized to issue 75,000,000 shares of common stock at $0.001 par value.

On February 10, 2022, the Company entered into a share exchange agreement (the “Share Exchange Agreement”) with MySpray Therapeutics Inc. (“MySpray”), a Saskatchewan, Canadian corporation, Nichol Martinuik (“Martinuik”) and Rachel Martinuik (“R. Martinuik”), the sole officers, directors, and shareholders of MySpray, Qatar Consulting Inc. & Company (“Qatar”), Broadway Creative Consultants Corp. (“Broadway”), and David Lazar (“Lazar”), as the sole officer and director of the Company and the managing member of Activist Investing LLC (“Activist”). Under the Share Exchange Agreement, One Hundred Percent (100%) of the ownership interest of MySpray was exchanged for (i) 51,110,500 shares of common stock of the Company at the Closing, and (ii) an additional 569,889,500 shares of common stock of ADOB, to be issued upon the increase in authorized shares of common stock of ADOB to 20,000,000, each of which is to be issued to Martinuik, R. Martinuik, Qatar, Broadway, and Activist, pro-rata, in accordance with the Share Exchange Agreement. The former stockholders of MySpray will acquire a majority of the issued and outstanding common stock as a result of the share exchange transaction. The transaction has been accounted for as a recapitalization of the Company, whereby MySpray is the accounting acquirer.

Immediately after completion of such share exchange, the Company will have a total of 644,889,500 issued and outstanding shares, with authorized share capital for common share of 20,000,000.

Consequently, the Company has ceased to fall under the definition of a shell company as defined in Rule 12b-2 under the Exchange Act of 1934, as amended (the “Exchange Act”) and MySpray is now a wholly-owned subsidiary.

On May 5, 2022, the Company filed a Certificate of Amendment with the state of Nevada increasing its authorized shares from 75,000,000 to 20,000,000 shares of $0.001 par value common stock. None of the additional 569,889,500 shares issuable under the terms of the Share Agreement, have been issued.

MySpray creates innovative and clinically developed products for the global natural health community in the areas of immune function, mental health, and pain management and is currently the license holder of 9 Natural Product Numbers (NPN) through the Natural and Non-prescription Health Products Directorate division of Health Canada.

MySpray is preparing to expand formulas to support clinical trials along with the licensing for research and development in the fields of mental health and the impact of treatment protocols with phytonutrients, medicinal mushrooms, and psychedelic compounds under our current “MyShrooms” brand. Also, MySpray is attempting end-to-end capabilities from substrate for growth, genetics, research, extraction, formulations, delivery, and distribution of the finished product. This could allow MySpray to maintain high-quality control and enable us to:

●	Create formulations for clinical trials.

●	Supply raw materials, standardized extracts, and medicinal compounds that are in high demand for ongoing academic research globally.

●	Provide finished products direct to consumer.

●	Offer white label manufacturing.

The Company changed its name to Soul Biotechnology Corporation on January 3, 2023.

On March 13, 2023, the sole existing director and officer resigned immediately. Accordingly, David Lazar, serving as a director and an officer, ceased to be the President, Chief Executive Officer, Chief Financial Officer, and as a Member of the Board of Directors of the Company. Also on March 13, 2023, Rachel Martinuik consented to the new CEO, CFO, Treasurer, and a Member of the Board of Directors of the Company and Nichol Martinuik consented to act as the new President, Secretary, and a Member of the Board of Directors of the Company.

Rachel Martinuik, 47, CEO and Chair of the board of MySpray, has been part of MySpray from inception. In her previous role as Chief Operating Officer, her responsibilities included the oversight of MySpray’s resources and oversees budgetary expenditures.

Nichol Martinuik, 47, President & Founder of MySpray, has been in health sciences, traditional medicine, and the natural health industry since 1997, gaining clinical experience in pain management, disease prevention, and therapeutic health solutions.

The Company’s year-end is December 31.

All figures presented in this report are in US dollars unless stated otherwise.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF THE BUSINESS

Basis of Presentation and Organization

Soul Biotechnology Corporation (“Soul”, or the “Company”) was incorporated under the laws of the State of Nevada on October 18, 2017 as Adorbs Inc. The Company changed its name to Soul Biotechnology Corporation on January 3, 2023.

Former management was comprised of two people, Rebecca Jill Lazar, Chief Executive Officer; and Michael Lazar, Chief Financial Officer. Due to the development stage of the Company, Ms. Lazar spent part of her time toward the everyday operations and forward movement of the corporation. Ms. Lazar’s responsibilities included acting as the Company’s creative designer as well as determining the overall design direction of the company and its marketing strategy. Ms. Lazar cultivated relationships with children’s clothing stores and manufacturers and spent the time necessary to oversee the product development, manufacturing, sales, and marketing campaigns, website design, and direct the primary operations of the business.

On January 19, 2018, the Company filed a Form S-1 for registration of securities under the Securities Act of 1933. The S-1 was declared effective on March 14, 2018, and at that time the Company became a fully reporting public company. The Company filed its first Form 10-Q on May 10, 2018, for the period ended March 31, 2018, and subsequently filed all required reports until through the period ended March 31, 2019. On July 1, 2019, the Company filed a Form 15 to terminate its registration. Despite her best efforts, Ms. Lazar determined during the three months ended June 30, 2020, that the Company’s business plan was no longer viable. Subsequently, during July 2020, Ms. Lazar and her husband Michael Lazar resigned their positions executive positions with the Company and gifted their majority shareholdings for no consideration to Activist Investing LLC, an entity controlled by Michael Lazar’s brother, David Lazar. These shares were gifted in return for David Lazar’s commitment to provide funding to the Company going forward and for his expertise in managing and directing distressed companies.

Activist Investing LLC received 11,000,000 shares from Ms. Lazar, and 10,000,000 shares from Michael Lazar for a total of 21,000,000 shares. Based upon 23,889,500 shares outstanding, this effectively gave David Lazar 87.9% ownership of the Company. Concurrently with the change of control, David Lazar was appointed as CEO and Director and is currently the only employee, officer, and director of the Company. As a result of these transactions, the Company become a “blank check” company.

On June 22, 2020, the Company dismissed Michael Gillespie & Associates, PLLC “Gillespie”) as its independent registered public accounting firm who had performed the audit of the Company’s 2018 financial statements for the year ended December 31, 2018. Gillespie’s report on the Company’s financial statements for the year ended December 31, 2018, did not contain any adverse opinions or disclaimers of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principles, except that such reports included explanatory paragraphs with respect to the Company’s ability to continue as a going concern. During the year ended December 31, 2018, and through June 21, 2020, there were no (a) disagreements (as defined in Item 304(a)(1)(iv) of Regulation S-K) with Gillespie on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to satisfaction, would have caused Gillespie to make reference to the subject matter thereof in connection with its reports for the period ended 2018 or (b) reportable events, as described under Item 304(a)(1)(v) of Regulation S-K.

On June 22 2020, the Company appointed AJSH & Co. LLP, a PCOAB registered firm as its independent registered accounting firm who performed the Company’s audit for the period ended December 31, 2019 and has reviewed its financial statements for the three and nine-month period ended September 30, 2021.

On December 29, 2020, the Company’s Registration Statement on Form 10-12G was declared effective.

On February 10, 2022, Soul Inc. (“ADOB,” or the “Company”) entered into a share exchange agreement (the “Share Exchange Agreement”) with MySpray Therapeutics Inc. (“MySpray”), an Saskatchewan, Canadian corporation, Nichol Martinuik (“Martinuik”) and Rachel Martinuik (“R. Martinuik”), the sole officers, directors, and shareholders of MySpray, Qatar Consulting Inc. & Company (“Qatar”), Broadway Creative Consultants Corp. (“Broadway”), and David Lazar (“Lazar”), as the sole officer and director of ADOB and the managing member of Activist Investing LLC. Under the Share Exchange Agreement, One Hundred Percent (100%) of the ownership interest of MySpray was exchanged for (i) 51,110,500 shares of common stock of the Company at the Closing, and (ii) an additional 593,779,000 shares of common stock of ADOB, issued upon the increase in authorized shares of common stock of ADOB to 20,000,000, each of which is to be issued to Martinuik, R. Martinuik, Qatar, Broadway, and Activist, pro-rata, in accordance with the Share Exchange Agreement. The former stockholders of MySpray acquired a majority of the issued and outstanding common stock as a result of the share exchange transaction. The transaction has been accounted for as a recapitalization of the Company, whereby MySpray is the accounting acquirer.

On April 26, 2022, Adorbs Inc. (the “Company”) terminated its engagement with AJSH & Co LLP (“AJSH”), the Registrant’s prior independent registered public accounting firm, and thereafter provided AJSH with its disclosures in the Current Report on Form 8-K disclosing the termination of the engagement of AJSH and requested in writing that AJSH furnish the Company with a letter addressed to the Securities and Exchange Commission stating whether or not they agree with such disclosures. AJSH’s response is filed as an exhibit to this Current Report on Form 8-K.

The auditor reports by AJSH contained in the financial statements of the Company for the years ended December 31, 2021 and 2020, filed as part of the annual reports on Form 10-K for the years ended December 31, 2021 and 2020, did not contain an adverse opinion or disclaimer of opinion or were qualified or modified as to uncertainty, audit scope or accounting principles, other than to state that there is substantial doubt as to the Company’s ability to continue as a going concern. There had been no disagreements with AJSH on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure during the fiscal years ended December 31, 2021 and 2020, nor in the subsequent periods through April 26, 2022.

On April 26, 2022, the Board of Directors of the Company engaged BF Borgers CPA PC (“Borgers”) as its independent accountant to provide auditing services for going forward for the Company. The Company has terminated the engagement of AJSH. The decision to hire Borgers was approved by the Company’s Board of Directors.

The Company’s year-end is December 31.

All figures presented in this report are in US dollars unless stated otherwise.